ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2023
(UNAUDITED)

	COUPON*		MATURITY DATE	PAR (000's)	VALUE
SHORT-TERM INVESTMENTS - 84.6%
U.S. TREASURY OBLIGATIONS - 81.5%
U.S. Treasury Bills	5.400%		12/07/23	77,759	$ 77,690,719
U.S. Treasury Bills	5.371%		12/14/23	18,752	18,716,451
U.S. Treasury Bills	5.454%		12/21/23	11,876	11,841,301
U.S. Treasury Bills	5.514%		12/28/23	62,129	61,883,017
U.S. Treasury Bills	5.534%		01/04/24	25,932	25,803,051
U.S. Treasury Bills	5.508%		01/11/24	18,910	18,796,476
U.S. Treasury Bills	5.515%		01/18/24	17,655	17,531,385
U.S. Treasury Bills	5.522%		01/25/24	17,133	16,994,987
U.S. Treasury Bills	5.511%		02/01/24	36,531	36,200,840
U.S. Treasury Bills	5.523%		02/08/24	110,300	109,194,333
U.S. Treasury Bills	5.532%		02/15/24	63,680	62,976,903
U.S. Treasury Bills	5.565%		02/22/24	251,849	248,807,833
U.S. Treasury Bills	5.546%		02/29/24	148,565	146,622,510
U.S. Treasury Bills	5.563%		03/07/24	25,790	25,428,131
U.S. Treasury Bills	5.557%		03/14/24	77,668	76,499,009
U.S. Treasury Bills	5.576%		03/21/24	144,155	141,833,713
U.S. Treasury Bills	5.590%		03/28/24	118,157	116,143,081
U.S. Treasury Bills	5.599%		04/04/24	96,387	94,638,982
U.S. Treasury Bills	5.608%		04/11/24	146,206	143,418,341
U.S. Treasury Bills	5.587%		04/18/24	224,532	220,045,570
U.S. Treasury Bills	5.584%		04/25/24	13,711	13,423,963
U.S. Treasury Bills	5.554%		05/02/24	146,612	143,397,734
U.S. Treasury Bills	5.504%		05/09/24	51,689	50,503,886
U.S. Treasury Bills	5.448%		05/16/24	37,903	36,996,038
U.S. Treasury Bills	5.469%		05/23/24	191,268	186,489,921
U.S. Treasury Bills	5.444%		05/30/24	21,466	20,908,363
TOTAL U.S. TREASURY OBLIGATIONS ($2,122,405,419)					2,122,786,538
				NUMBER OF
				SHARES
MONEY MARKET DEPOSIT ACCOUNT - 3.1%				(000's)
U.S. Bank Money Market Deposit Account, 5.20% (United States)(a)				80,148	80,147,981
TOTAL MONEY MARKET DEPOSIT ACCOUNT ($80,147,981)					80,147,981

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,202,553,400)					2,202,934,519
TOTAL INVESTMENTS - 84.6%
(Cost $2,202,553,400)					2,202,934,519

OTHER ASSETS IN EXCESS OF LIABILITIES - 15.4%					402,403,121
NET ASSETS - 100.0%					$ 2,605,337,640

* Short-term investments' coupon reflect the annualized effective yield on the date of purchase for discounted investments.
(a) The rate shown is as of November 30, 2023.
Futures contracts outstanding as of November 30, 2023 were as follows:

LONG CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
10-Year Mini Japanese Government Bond Futures	Dec-23	1	$ 98,921	$ 654
3-Month Euro Euribor	Sep-24	1,435	378,216,296	629,831
3-Month Euro Euribor	Dec-24	5	1,321,432	844
3-Month Euro Euribor	Mar-25	1,103	292,093,297	641,055
3-Month Euro Euribor	Jun-25	2	530,342	(245)
3-Month Euro Euribor	Sep-25	32	8,491,129	(1,633)
3-Month Euro Euribor	Dec-25	8	2,123,109	(599)
3-Month Euro Euribor	Mar-26	10	2,653,614	(544)
3-Month Euro Euribor	Jun-26	113	29,981,223	(16,940)
3-Month Euro Euribor	Sep-26	256	67,908,131	(35,403)
3-Month Euro Euribor	Dec-26	1	265,212	(163)
3-Month Euro Euribor	Mar-27	2	530,287	585
3-Month SARON Futures	Mar-24	3	842,712	557
3-Month SARON Futures	Jun-24	31	8,718,197	14,645
3-Month SARON Futures	Sep-24	26	7,323,170	19,641
3-Month SOFR Futures	Jun-24	1,211	288,006,074	729,313
3-Month SOFR Futures	Sep-24	1,351	322,449,924	1,067,625
90-DAY Bank Bill	Jun-24	186	121,556,851	1,479
90-DAY Bank Bill	Sep-24	132	86,280,882	7,922
AUD/USD Currency Futures	Dec-23	125	8,265,000	27,187
Australian 10-Year Bond Futures	Dec-23	64	4,764,156	(7,665)
BIST 30 Index Futures	Dec-23	269	820,385	3,248
Brent Crude Futures	Feb-24	85	6,873,100	(67,863)
Brent Crude Futures	Mar-24	9	725,220	(12,340)
Brent Crude Futures	Apr-24	4	321,120	(700)
Brent Crude Futures	Dec-24	2	155,600	(9,130)
Brent Crude Oil Last Day	Feb-24	4	323,440	2,070
CAC40 10 Euro Futures	Dec-23	551	43,872,483	202,070
CAD Currency Futures	Dec-23	70	5,160,750	(893)
CHF Currency Futures	Dec-23	139	19,883,950	123,020
Cocoa Futures	Mar-24	646	27,629,420	2,251,680
Cocoa Futures	May-24	191	8,102,220	777,260
Cocoa Futures ICE	Mar-24	220	9,881,960	924,783
Cocoa Futures ICE	May-24	97	4,206,423	343,475
Cocoa Futures ICE	Jul-24	1	41,888	2,664
Coffee 'C' Futures	Mar-24	96	6,649,200	457,575
Coffee 'C' Futures	May-24	9	610,031	31,669
Coffee 'C' Futures	Jul-24	3	203,288	9,113
Coffee Robusta Futures	Mar-24	189	4,811,940	200,990
Coffee Robusta Futures	May-24	59	1,476,770	69,190
Copper Futures	Mar-24	189	18,193,613	138,216
Corn Futures	Mar-24	1,645	39,706,188	(722,375)
Cotton No.2 Futures	Mar-24	210	8,406,300	(54,014)
DAX Index Futures	Dec-23	64	28,316,534	501,883
DAX-Mini Futures	Dec-23	4	353,957	4,740
DJIA Mini E-CBOT	Dec-23	319	57,435,950	1,114,157
Dollar Index	Dec-23	56	5,791,968	(56,128)
E-Mini Consumer Discretionary Select Futures	Dec-23	1	170,670	8,760
E-Mini Industrial Select Futures	Dec-23	2	215,600	2,110
E-Mini S&P 500 ESG Futures	Dec-23	25	5,084,000	32,060
E-Mini Technology Select Futures	Dec-23	1	186,740	7,550
EUR Foreign Exchange Currency Futures	Dec-23	350	47,674,375	41,206
Euro E-Mini Futures	Dec-23	1	68,106	69
Euro STOXX 50	Dec-23	1,694	80,966,083	882,441
Euro Stoxx 50 Index Futures	Dec-23	1	43,398	337
Euro Stoxx Futures	Dec-23	112	710,134	27,011
Euro/JPY Futures	Dec-23	266	36,131,846	1,079,278
Euro-Bobl Futures	Dec-23	704	90,040,273	(60,132)
Euro-Bobl Futures	Mar-24	749	95,428,811	(62,588)
Euro-BTP Futures	Dec-23	1,230	153,927,397	4,482,356
Euro-Bund Futures	Dec-23	262	37,727,201	52,238
Euro-Bund Futures	Mar-24	323	46,637,586	(26,363)
Euro-Oat Futures	Dec-23	32	4,427,474	12,256
Euro-Schatz Futures	Dec-23	132	15,141,853	(1,235)
FTSE 100 Index Futures	Dec-23	353	33,247,358	(155,029)
FTSE KLCI Futures	Dec-23	7	108,992	38
FTSE Taiwan Index	Dec-23	555	33,305,550	240,805
FTSE/JSE TOP 40	Dec-23	1	37,098	(163)
FTSE/MIB Index Futures	Dec-23	359	58,197,311	1,243,575
Gasoline RBOB Futures	Jan-24	151	13,798,924	(127,585)
Gasoline RBOB Futures	Feb-24	19	1,737,884	(10,164)
Gasoline RBOB Futures	Mar-24	3	276,217	6,993
GBP Currency Futures	Dec-23	449	35,428,906	251,355
Gold 100 Oz Futures	Feb-24	869	178,770,679	1,207,810
Gold 100 Oz Futures	Apr-24	2	415,340	7,460
Hang Seng Index Futures	Dec-23	88	9,602,909	(261,250)
Hang Seng TECH Index Futures	Dec-23	2	49,966	(1,831)
IBEX 35 Index Futures	Dec-23	17	1,863,523	63,649
IBEX Mini Index Futures	Dec-23	3	32,886	1,229
Ice Three Miont SONIA Index Futures	Jun-24	631	189,184,093	260,049
Ice Three Miont SONIA Index Futures	Sep-24	372	111,831,058	271,601
Ice Three Miont SONIA Index Futures	Dec-24	5	1,507,209	(931)
Ice Three Miont SONIA Index Futures	Mar-25	118	35,653,918	49,898
Ice Three Miont SONIA Index Futures	Jun-25	112	33,901,100	27,648
Ice Three Miont SONIA Index Futures	Sep-25	5	1,515,178	(63)
Ice Three Miont SONIA Index Futures	Dec-25	7	2,122,795	(631)
Ice Three Miont SONIA Index Futures	Mar-26	75	22,754,889	3,598
Ice Three Miont SONIA Index Futures	Jun-26	4	1,214,036	142
Ice Three Miont SONIA Index Futures	Sep-26	3	910,764	(237)
Ice Three Miont SONIA Index Futures	Dec-26	2	607,302	(95)
IFSC Nifty 50 Futures	Dec-23	677	27,430,686	335,698
JPN 10-Year Bond (Osaka Securities Exchange)	Dec-23	63	62,235,128	455,146
JPX Nikkei Index 400 Futures	Dec-23	1	14,461	47
Live Cattle Futures	Feb-24	25	1,718,250	(68,190)
Live Cattle Futures	Apr-24	11	767,470	(32,860)
Live Cattle Futures	Jun-24	6	408,480	(13,730)
Live Cattle Futures	Aug-24	4	272,640	(7,360)
LME Aluminum Forward	Dec-23	8	431,152	(9,298)
LME Aluminum Forward	Dec-23	17	916,517	(10,640)
LME Aluminum Forward	Dec-23	1	53,938	(1,200)
LME Aluminum Forward	Dec-23	1	53,963	(612)
LME Aluminum Forward	Dec-23	8	432,502	(14,698)
LME Aluminum Forward	Dec-23	3	162,226	(2,687)
LME Aluminum Forward	Dec-23	142	7,689,336	(213,333)
LME Aluminum Forward	Dec-23	3,103	168,028,225	(5,670,185)
LME Aluminum Forward	Dec-23	9	488,504	(13,008)
LME Aluminum Forward	Dec-23	2	108,630	(8,021)
LME Aluminum Forward	Jan-24	9	489,492	(30,229)
LME Aluminum Forward	Jan-24	1	54,404	(302)
LME Aluminum Forward	Jan-24	8	435,210	(2,826)
LME Aluminum Forward	Jan-24	8	435,276	(5,124)
LME Aluminum Forward	Jan-24	1	54,447	(627)
LME Aluminum Forward	Jan-24	155	8,440,719	(191,633)
LME Aluminum Forward	Jan-24	8	435,750	(3,650)
LME Aluminum Forward	Jan-24	1	54,519	(641)
LME Aluminum Forward	Jan-24	6	327,188	(3,867)
LME Aluminum Forward	Jan-24	1	54,546	(905)
LME Aluminum Forward	Jan-24	8	436,650	(13,038)
LME Aluminum Forward	Feb-24	1	54,594	(1,656)
LME Aluminum Forward	Feb-24	1	54,646	(2,430)
LME Aluminum Forward	Feb-24	7	382,587	(13,538)
LME Aluminum Forward	Mar-24	901	49,583,156	(971,237)
LME Copper Forward	Dec-23	5	1,048,438	(5,475)
LME Copper Forward	Dec-23	1	209,725	(1,975)
LME Copper Forward	Dec-23	1	209,850	7,644
LME Copper Forward	Dec-23	2	419,988	9,038
LME Copper Forward	Dec-23	1	210,078	7,830
LME Copper Forward	Dec-23	5	1,050,601	39,320
LME Copper Forward	Dec-23	72	15,137,100	735,094
LME Copper Forward	Dec-23	862	181,224,724	5,231,929
LME Copper Forward	Dec-23	9	1,893,447	89,478
LME Copper Forward	Dec-23	1	210,417	6,917
LME Copper Forward	Dec-23	1	210,451	2,389
LME Copper Forward	Jan-24	1	210,588	9,738
LME Copper Forward	Jan-24	1	210,627	9,963
LME Copper Forward	Jan-24	6	1,265,295	14,614
LME Copper Forward	Jan-24	4	843,655	11,355
LME Copper Forward	Jan-24	85	17,924,481	547,818
LME Copper Forward	Jan-24	1	210,876	10,426
LME Copper Forward	Jan-24	1	211,000	881
LME Copper Forward	Feb-24	7	1,478,195	46,583
LME Copper Forward	Feb-24	1	211,306	7,481
LME Copper Forward	Feb-24	4	845,392	31,017
LME Copper Forward	Feb-24	6	1,268,588	15,375
LME Copper Forward	Feb-24	6	1,269,000	16,850
LME Copper Forward	Feb-24	31	6,555,338	42,631
LME Copper Forward	Feb-24	2	423,200	4,125
LME Copper Forward	Mar-24	255	54,052,031	1,164,742
LME Lead Forward	Dec-23	1	52,305	(1,594)
LME Lead Forward	Dec-23	1	52,364	(1,533)
LME Lead Forward	Dec-23	5	262,408	(7,061)
LME Lead Forward	Dec-23	42	2,209,988	(112,286)
LME Lead Forward	Dec-23	749	39,411,444	(1,262,882)
LME Lead Forward	Dec-23	1	52,678	(2,697)
LME Lead Forward	Jan-24	5	263,743	(2,699)
LME Lead Forward	Jan-24	1	52,761	403
LME Lead Forward	Jan-24	3	158,317	(3,496)
LME Lead Forward	Jan-24	1	52,850	(1,163)
LME Lead Forward	Jan-24	32	1,691,800	23,263
LME Lead Forward	Jan-24	1	52,877	365
LME Lead Forward	Feb-24	1	53,066	453
LME Lead Forward	Feb-24	6	318,675	(7,025)
LME Lead Forward	Feb-24	6	318,608	(6,568)
LME Lead Forward	Feb-24	1	53,069	(3,831)
LME Lead Forward	Feb-24	35	1,856,969	(110,712)
LME Lead Forward	Mar-24	371	19,720,969	(1,231,251)
LME Nickel Forward	Dec-23	3	304,173	(75,417)
LME Nickel Forward	Dec-23	2	197,256	(52,434)
LME Nickel Forward	Dec-23	1	98,646	(27,324)
LME Nickel Forward	Dec-23	1	98,790	(9,581)
LME Nickel Forward	Dec-23	1	98,826	(10,763)
LME Nickel Forward	Dec-23	27	2,670,732	(346,926)
LME Nickel Forward	Dec-23	62	6,132,792	(612,645)
LME Nickel Forward	Dec-23	4	396,048	(43,728)
LME Nickel Forward	Dec-23	1	99,024	(10,761)
LME Nickel Forward	Jan-24	2	198,186	(21,624)
LME Nickel Forward	Jan-24	1	99,129	(11,541)
LME Nickel Forward	Jan-24	1	99,200	(10,799)
LME Nickel Forward	Jan-24	2	198,471	6,063
LME Nickel Forward	Jan-24	3	297,759	(13,890)
LME Nickel Forward	Jan-24	28	2,781,576	(122,820)
LME Nickel Forward	Jan-24	3	298,131	(21,710)
LME Nickel Forward	Jan-24	1	99,447	3,027
LME Nickel Forward	Jan-24	1	99,464	(695)
LME Nickel Forward	Jan-24	2	198,964	(22,076)
LME Nickel Forward	Jan-24	1	99,499	(698)
LME Nickel Forward	Jan-24	1	99,569	(10,621)
LME Nickel Forward	Feb-24	1	99,604	(8,786)
LME Nickel Forward	Feb-24	1	99,727	(8,573)
LME Nickel Forward	Feb-24	1	99,783	(3,897)
LME Nickel Forward	Feb-24	1	99,845	(748)
LME Nickel Forward	Feb-24	1	99,858	(1,062)
LME Nickel Forward	Mar-24	22	2,205,588	(30,436)
LME Tin Forward	Dec-23	1	115,294	(15,806)
LME Tin Forward	Jan-24	1	115,429	(7,543)
LME Tin Forward	Jan-24	1	115,444	(3,276)
LME Zinc Forward	Dec-23	3	185,250	2,900
LME Zinc Forward	Dec-23	1	61,823	(2,727)
LME Zinc Forward	Dec-23	1	61,831	(3,957)
LME Zinc Forward	Dec-23	1	61,861	(3,722)
LME Zinc Forward	Dec-23	64	3,959,600	(8,426)
LME Zinc Forward	Dec-23	668	41,328,325	(1,093,485)
LME Zinc Forward	Dec-23	4	246,700	(15,350)
LME Zinc Forward	Dec-23	4	246,650	(16,100)
LME Zinc Forward	Dec-23	4	246,675	4,035
LME Zinc Forward	Jan-24	1	61,700	(1,556)
LME Zinc Forward	Jan-24	1	61,693	986
LME Zinc Forward	Jan-24	2	123,370	170
LME Zinc Forward	Jan-24	5	308,500	(7,719)
LME Zinc Forward	Jan-24	55	3,396,594	(119,657)
LME Zinc Forward	Jan-24	73	4,508,206	56,819
LME Zinc Forward	Jan-24	4	247,025	575
LME Zinc Forward	Jan-24	4	246,825	(3,075)
LME Zinc Forward	Jan-24	1	61,713	(299)
LME Zinc Forward	Jan-24	1	61,756	618
LME Zinc Forward	Feb-24	10	617,625	(13,613)
LME Zinc Forward	Feb-24	5	309,014	(12,849)
LME Zinc Forward	Feb-24	1	61,819	(1,600)
LME Zinc Forward	Feb-24	5	309,094	(12,044)
LME Zinc Forward	Feb-24	19	1,175,031	(56,277)
LME Zinc Forward	Feb-24	5	309,219	(7,756)
LME Zinc Forward	Feb-24	1	61,874	(1,989)
LME Zinc Forward	Mar-24	53	3,283,019	(136,265)
Long Gilt Futures	Mar-24	322	39,301,309	80,519
Low Sulphur Gasoil G Futures	Jan-24	167	13,134,550	(220,255)
Low Sulphur Gasoil G Futures	Feb-24	26	2,031,250	(70,675)
Low Sulphur Gasoil G Futures	Mar-24	8	620,400	(16,500)
Low Sulphur Gasoil G Futures	Apr-24	1	76,775	(1,325)
Micro E-mini Dow Jones Industrial Index Futures	Dec-23	3	54,015	1,309
Micro E-mini Nasdaq 100 Index Futures	Dec-23	1	31,971	1,529
Micro E-mini S&P 500 Index Futures	Dec-23	2	45,768	518
Micro EUR/USD Futures	Dec-23	2	27,243	(49)
Micro Gold Futures	Feb-24	32	658,304	13,367
Mini FTSE/MIB Pound Futures	Dec-23	5	162,110	7,336
Mini TOPIX Index Futures	Dec-23	22	352,570	1,619
MSCI EAFE Index Futures	Dec-23	35	3,721,550	5,910
MXN Currency Futures	Dec-23	804	23,062,740	1,650
Nasdaq 100 E-Mini	Dec-23	498	159,215,579	2,076,357
New Zealand 3-Month Bank Bill Futures	Mar-24	12	697	1
Nikkei 225 (Chicago Mercantile Exchange)	Dec-23	30	5,031,750	90,725
Nikkei 225 (Osaka Securities Exchange)	Dec-23	194	43,835,154	710,749
Nikkei 225 (Osaka Securities Exchange)	Mar-24	1	225,347	944
Nikkei 225 (Singapore Exchange)	Dec-23	798	90,088,526	739,934
Nikkei 225 Mini	Dec-23	65	1,468,704	47,356
Nikkei/Yen Futures	Dec-23	32	3,619,587	134,369
NY Harbor Ultra-Low Sulfur Diesel Futures	Jan-24	396	45,807,854	(741,171)
NY Harbor Ultra-Low Sulfur Diesel Futures	Feb-24	28	3,194,251	(33,911)
NY Harbor Ultra-Low Sulfur Diesel Futures	Mar-24	16	1,798,138	(22,596)
NY Harbor Ultra-Low Sulfur Diesel Futures	Apr-24	3	331,481	5,355
NY Harbor Ultra-Low Sulfur Diesel Futures	Dec-24	2	214,410	(3,007)
NZD Currency Futures	Dec-23	1	61,605	170
OMX Stockholm 30 ESG Responsible Index	Dec-23	6	123,015	280
OMX Stockholm 30 Index Futures	Dec-23	1,212	25,788,707	77,029
Orange Juice Futures	Jan-24	21	1,263,150	27,870
Palm Oil Futures	Jan-24	2	41,260	(628)
Palm Oil Futures	Feb-24	34	710,538	(8,569)
Palm Oil Futures	Mar-24	9	189,242	(2,822)
Palm Oil Futures	Apr-24	2	42,043	(413)
Platinum Futures	Jan-24	94	4,398,730	87,875
Rough Rice Futures	Jan-24	13	450,970	2,860
S&P 500 E-Mini Futures	Dec-23	683	156,296,012	1,124,803
S&P/TSX 60 IX Futures	Dec-23	182	32,723,652	214,864
SGX Iron Ore 62% Futures	Jan-24	886	11,480,788	43,063
SGX Iron Ore 62% Futures	Feb-24	82	1,047,960	3,000
SGX Iron Ore 62% Futures	Mar-24	55	693,330	(780)
Short BTP Future	Dec-23	180	20,637,205	38,990
Short BTP Future	Mar-24	1	114,901	(33)
Silver Futures	Mar-24	374	47,984,200	784,189
Soybean Futures	Jan-24	701	47,063,388	95,075
Soybean Futures	Mar-24	367	24,997,288	273,438
Soybean Futures	May-24	22	1,512,775	(14,513)
Soybean Futures	Nov-24	44	2,846,800	4,788
Soybean Meal Futures	Jan-24	183	7,759,200	(262,018)
Soybean Meal Futures	Mar-24	248	10,272,160	(325,070)
Soybean Meal Futures	May-24	24	979,200	(29,240)
Soybean Oil Futures	Jan-24	7	219,492	(693)
STOXX Dividend Futures	Dec-24	5	83,215	11,549
STOXX Europe 600 Banks Index	Dec-23	5	44,451	(27)
STOXX Europe 600 ESG-X Index	Dec-23	29	542,941	4,158
STOXX Europe 600 Index	Dec-23	61	1,534,130	17,296
STOXX Europe 600 Institutional Index	Dec-23	1	18,597	(103)
STOXX Europe 600 Utilities Index	Dec-23	2	41,787	833
Sugar No. 11 (World)	Mar-24	1,488	43,397,222	(617,834)
Sugar No. 11 (World)	May-24	281	7,880,589	(15,288)
Sugar No. 11 (World)	Jul-24	4	108,595	5,107
Sugar No. 11 (World)	Oct-24	5	134,064	(963)
Three-Month CORRA Futures	Jun-24	45	7,918,402	10,962
Topix Index Futures	Dec-23	407	65,225,414	645,748
U.S. Treasury 10-Year Notes (Chicago Board of Trade)	Mar-24	1,420	155,911,562	591,250
U.S. Treasury 5-Year Notes (Chicago Board of Trade)	Mar-24	276	29,491,031	(36,055)
USD/BRL Futures	Jan-24	4	81,020	(820)
USD/CNH Futures	Dec-23	3	299,465	600
USD/NOK Futures	Dec-23	10	997,754	7,486
USD/SEK Futures	Dec-23	5	498,915	(28,104)
USD/TRY Futures	Dec-23	126	129,102	(628)
Wheat (Chicago Board of Trade)	Mar-24	696	20,810,400	861,038
White Sugar ICE	Mar-24	104	3,728,920	(7,025)
White Sugar ICE	May-24	28	978,460	1,100
WTI Crude Futures	Jan-24	81	6,152,760	(101,620)
WTI Crude Futures	Feb-24	10	760,500	(9,850)
WTI Crude Futures	Mar-24	4	303,960	(4,280)
WTI Crude Futures	Apr-24	1	75,850	(2,770)
WTI Crude Futures IPE	Jan-24	3	227,880	(5,300)
				$ 20,997,151

SHORT CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
10-Year Mini Japanese Government Bond Futures	Dec-23	16	$ (1,582,733)	$ (6,489)
1-Month SOFR Future	Apr-24	7	(2,764,200)	(1,479)
3-Month Euro Euribor	Mar-24	117	(30,638,157)	(6,871)
3-Month Euro Euribor	Jun-24	71	(18,651,314)	(47,404)
3-Month Euro Euribor	Sep-24	56	(14,759,660)	(51,268)
3-Month Euro Euribor	Dec-24	607	(160,421,899)	(623,626)
3-Month Euro Euribor	Mar-25	15	(3,972,257)	(14,300)
3-Month Euro Euribor	Jun-25	15	(3,977,563)	(18,627)
3-Month Euro Euribor	Dec-26	4	(1,060,847)	(1,157)
3-Month SOFR Futures	Mar-24	622	(147,445,100)	(129,575)
3-Month SOFR Futures	Jun-24	574	(136,511,550)	(317,338)
3-Month SOFR Futures	Sep-24	116	(27,686,300)	(56,900)
3-Month SOFR Futures	Dec-24	725	(173,628,437)	(412,450)
3-Month SOFR Futures	Mar-25	118	(28,343,600)	(62,563)
3-Month SOFR Futures	Jun-25	370	(89,059,000)	(316,100)
3-Month SOFR Futures	Sep-25	114	(27,471,150)	(88,000)
3-Month SOFR Futures	Dec-25	104	(25,069,200)	(82,088)
3-Month SOFR Futures	Mar-26	102	(24,584,550)	(73,238)
3-Month SOFR Futures	Jun-26	493	(118,800,675)	(223,650)
3-Month SOFR Futures	Sep-26	72	(17,347,500)	(58,250)
3-Month SOFR Futures	Dec-26	50	(12,045,000)	(49,750)
3-Month SOFR Futures	Mar-27	14	(3,371,900)	(14,925)
3-Month SOFR Futures	Jun-27	14	(3,370,850)	(16,838)
3-Month SOFR Futures	Sep-27	15	(3,610,313)	(19,150)
90-DAY Bank Bill	Dec-23	8	(5,229,527)	(367)
90-DAY Bank Bill	Mar-24	210	(137,244,954)	(31,503)
90-DAY Bank Bill	Jun-24	1,241	(811,032,541)	(232,582)
90-DAY Bank Bill	Sep-24	149	(97,392,814)	(28,638)
90-DAY Bank Bill	Dec-24	65	(42,497,164)	(12,229)
90-DAY Bank Bill	Mar-25	27	(17,656,976)	(4,291)
90-DAY Bank Bill	Jun-25	15	(9,811,586)	(4,261)
AUD/USD Currency Futures	Dec-23	2,649	(175,151,879)	(3,345,354)
Australian 10-Year Bond Futures	Dec-23	1,262	(93,943,196)	170,601
Australian 3-Year Bond Futures	Dec-23	4,220	(294,294,261)	(915,976)
Bank Acceptance Futures	Mar-24	40	(6,986,993)	(23,140)
Bank Acceptance Futures	Jun-24	42	(7,359,943)	(27,700)
Bank Acceptance Futures	Sep-24	23	(4,044,852)	(23,389)
Bank Acceptance Futures	Dec-24	14	(2,468,146)	(17,429)
Bank Acceptance Futures	Mar-25	11	(1,943,918)	(13,283)
Bank Acceptance Futures	Jun-25	5	(885,257)	(5,638)
Brent Crude Futures	Feb-24	58	(4,689,880)	16,500
CAC40 10 Euro Futures	Dec-23	43	(3,423,805)	(16,665)
CAD Currency Futures	Dec-23	2,424	(178,709,399)	(1,073,824)
Canadian 10-Year Bond Futures	Mar-24	2,001	(176,601,760)	(2,133,321)
Canadian 5-Year Bond Futures	Mar-24	3	(244,364)	(1,680)
Canola Futures (Winnipeg Commodity Exchange)	Jan-24	140	(1,445,035)	14,412
Canola Futures (Winnipeg Commodity Exchange)	Mar-24	77	(800,557)	10,014
Cattle Feeder Futures	Jan-24	45	(4,948,875)	134,863
Cattle Feeder Futures	Mar-24	4	(445,150)	8,925
Cattle Feeder Futures	Apr-24	1	(113,338)	(963)
CHF Currency Futures	Dec-23	201	(28,753,050)	(155,464)
Coffee 'C' Futures	Mar-24	16	(1,108,200)	(198,788)
Copper Futures	Mar-24	65	(6,257,063)	(238,775)
Copper Futures	May-24	4	(387,350)	(5,000)
Corn Futures	Mar-24	2,481	(59,885,138)	718,409
Corn Futures	May-24	199	(4,925,250)	75,700
Corn Futures	Jul-24	8	(201,700)	2,750
Corn Futures	Dec-24	85	(2,177,063)	(813)
Cotton No.2 Futures	Mar-24	256	(10,247,680)	(51,788)
Cotton No.2 Futures	May-24	26	(1,049,100)	3,110
DAX Index Futures	Dec-23	98	(43,359,693)	(2,129,953)
DJIA Mini E-CBOT	Dec-23	79	(14,223,950)	(476,674)
Dollar Index	Dec-23	112	(11,583,936)	(79,856)
Dutch TTF Gas Futures	Jan-24	45	(1,533,914)	210,623
Dutch TTF Gas Futures	Feb-24	5	(161,284)	13,474
E-Mini Consumer Staples Select Futures	Dec-23	4	(284,680)	(1,220)
E-Mini Crude Oil	Jan-24	1	(37,980)	(505)
E-Mini Energy Select Futures	Dec-23	1	(88,440)	430
E-Mini Natural Gas	Jan-24	12	(84,060)	4,378
EUR Foreign Exchange Currency Futures	Dec-23	1,551	(211,265,587)	(2,120,957)
Euro BUXL 30-Year Bond Futures	Dec-23	97	(13,736,476)	(515,438)
Euro STOXX 50	Dec-23	210	(10,037,118)	(19,266)
Euro/GBP Futures	Dec-23	2	(272,421)	884
Euro-Bobl Futures	Dec-23	688	(87,993,905)	(1,158,343)
Euro-BTP Futures	Dec-23	9	(1,126,298)	2,115
Euro-BTP Futures	Mar-24	1	(124,524)	762
Euro-Bund Futures	Dec-23	482	(69,406,530)	(1,498,350)
Euro-Oat Futures	Dec-23	175	(24,212,746)	(557,287)
European Climate Exchange Futures	Dec-23	67	(5,164,112)	531,762
European Climate Exchange Futures	Dec-24	80	(6,445,630)	449,853
Euro-Schatz Futures	Dec-23	3,075	(352,736,336)	(1,271,498)
Euro-Schatz Futures	Mar-24	251	(28,901,747)	4,544
FTSE 100 Index Futures	Dec-23	594	(55,945,979)	(334,246)
FTSE China A50 Index	Dec-23	3,953	(46,487,280)	190,246
FTSE KLCI Futures	Dec-23	10	(155,703)	306
FTSE/JSE TOP 40	Dec-23	258	(9,571,372)	(389,604)
Gasoline RBOB Futures	Jan-24	112	(10,234,963)	(345,793)
Gasoline RBOB Futures	Feb-24	2	(182,935)	(3,532)
Gasoline RBOB Futures	Mar-24	2	(184,145)	(281)
Gasoline RBOB Futures	Apr-24	2	(200,147)	(265)
GBP Currency Futures	Dec-23	954	(75,276,563)	(1,651,685)
Gold 100 Oz Futures	Feb-24	570	(117,260,400)	(1,278,100)
Hang Seng China Enterprises Index Futures	Dec-23	494	(18,529,822)	488,026
Hang Seng Index Futures	Dec-23	431	(47,032,427)	986,112
Hang Seng TECH Index Futures	Dec-23	30	(749,491)	17,263
ICE Rotterdam Coal Futures	Jan-24	2	(680,100)	(41,100)
Ice Three Miont SONIA Index Futures	Sep-24	44	(13,227,330)	(25,691)
Ice Three Miont SONIA Index Futures	Dec-24	124	(37,378,773)	(281,700)
Ice Three Miont SONIA Index Futures	Mar-25	11	(3,323,670)	252
Ice Three Miont SONIA Index Futures	Jun-25	3	(908,065)	(142)
Ice Three Miont SONIA Index Futures	Jun-26	31	(9,408,778)	(27,048)
INR/USD Futures	Dec-23	5	(119,850)	(20)
INR/USD Standard Futures	Dec-23	1	(59,945)	(55)
JPN 10-Year Bond (Osaka Securities Exchange)	Dec-23	51	(50,380,818)	(634,291)
JPY Currency Futures	Dec-23	3,585	(303,089,343)	1,173,526
Kansas City Hard Red Winter Wheat Futures	Mar-24	488	(15,689,200)	125,205
Kansas City Hard Red Winter Wheat Futures	May-24	31	(1,003,625)	45,125
Lean Hogs Futures	Feb-24	351	(10,035,090)	(25,250)
Lean Hogs Futures	Apr-24	166	(5,136,040)	72,330
Lean Hogs Futures	Jun-24	1	(37,000)	(620)
Live Cattle Futures	Feb-24	66	(4,536,180)	13,160
Live Cattle Futures	Apr-24	21	(1,465,170)	11,400
Live Cattle Futures	Jun-24	3	(204,240)	780
LME Aluminum Forward	Dec-23	8	(431,152)	5,348
LME Aluminum Forward	Dec-23	17	(916,517)	32,083
LME Aluminum Forward	Dec-23	1	(53,938)	1,875
LME Aluminum Forward	Dec-23	1	(53,963)	1,862
LME Aluminum Forward	Dec-23	8	(432,502)	7,261
LME Aluminum Forward	Dec-23	3	(162,226)	5,474
LME Aluminum Forward	Dec-23	3,103	(168,028,225)	3,306,450
LME Aluminum Forward	Dec-23	142	(7,689,336)	247,877
LME Aluminum Forward	Dec-23	9	(488,504)	12,433
LME Aluminum Forward	Dec-23	2	(108,630)	646
LME Aluminum Forward	Jan-24	9	(489,492)	6,146
LME Aluminum Forward	Jan-24	1	(54,404)	1,383
LME Aluminum Forward	Jan-24	8	(435,210)	10,990
LME Aluminum Forward	Jan-24	8	(435,276)	5,174
LME Aluminum Forward	Jan-24	1	(54,447)	216
LME Aluminum Forward	Jan-24	155	(8,440,719)	111,467
LME Aluminum Forward	Jan-24	8	(435,750)	1,200
LME Aluminum Forward	Jan-24	1	(54,519)	(144)
LME Aluminum Forward	Jan-24	6	(327,188)	(735)
LME Aluminum Forward	Jan-24	1	(54,546)	805
LME Aluminum Forward	Jan-24	8	(436,650)	5,450
LME Aluminum Forward	Feb-24	1	(54,594)	690
LME Aluminum Forward	Feb-24	1	(54,646)	680
LME Aluminum Forward	Feb-24	7	(382,587)	4,750
LME Aluminum Forward	Feb-24	128	(7,015,200)	141,129
LME Aluminum Forward	Feb-24	1	(54,750)	725
LME Aluminum Forward	Feb-24	15	(822,375)	3,738
LME Aluminum Forward	Mar-24	1,137	(62,570,531)	1,161,488
LME Copper Forward	Dec-23	5	(1,048,438)	(37,594)
LME Copper Forward	Dec-23	1	(209,725)	(7,519)
LME Copper Forward	Dec-23	1	(209,850)	(3,000)
LME Copper Forward	Dec-23	2	(419,988)	(1,825)
LME Copper Forward	Dec-23	1	(210,078)	(753)
LME Copper Forward	Dec-23	5	(1,050,601)	2,124
LME Copper Forward	Dec-23	862	(181,224,724)	(5,806,486)
LME Copper Forward	Dec-23	72	(15,137,100)	(386,884)
LME Copper Forward	Dec-23	9	(1,893,447)	(50,122)
LME Copper Forward	Dec-23	1	(210,417)	(9,953)
LME Copper Forward	Dec-23	1	(210,451)	(9,964)
LME Copper Forward	Jan-24	1	(210,588)	(9,350)
LME Copper Forward	Jan-24	1	(210,627)	(10,239)
LME Copper Forward	Jan-24	6	(1,265,295)	(60,751)
LME Copper Forward	Jan-24	4	(843,655)	(40,480)
LME Copper Forward	Jan-24	85	(17,924,481)	(930,561)
LME Copper Forward	Jan-24	1	(210,876)	(10,139)
LME Copper Forward	Jan-24	1	(211,000)	(10,375)
LME Copper Forward	Feb-24	1	(211,306)	(2,513)
LME Copper Forward	Feb-24	4	(845,392)	(10,117)
LME Copper Forward	Feb-24	6	(1,268,588)	(50,150)
LME Copper Forward	Feb-24	6	(1,269,000)	(15,075)
LME Copper Forward	Feb-24	34	(7,189,725)	(225,232)
LME Copper Forward	Feb-24	1	(211,450)	(1,150)
LME Copper Forward	Feb-24	6	(1,269,450)	(5,288)
LME Copper Forward	Mar-24	279	(59,139,281)	(1,675,328)
LME Lead Forward	Dec-23	1	(52,305)	2,858
LME Lead Forward	Dec-23	1	(52,364)	3,361
LME Lead Forward	Dec-23	5	(262,408)	(654)
LME Lead Forward	Dec-23	749	(39,411,444)	169,461
LME Lead Forward	Dec-23	42	(2,209,988)	(30,721)
LME Lead Forward	Dec-23	1	(52,678)	1,235
LME Lead Forward	Jan-24	5	(263,743)	7,133
LME Lead Forward	Jan-24	1	(52,761)	227
LME Lead Forward	Jan-24	3	(158,317)	1,521
LME Lead Forward	Jan-24	1	(52,850)	(388)
LME Lead Forward	Jan-24	32	(1,691,800)	(13,537)
LME Lead Forward	Jan-24	1	(52,877)	(527)
LME Lead Forward	Feb-24	1	(53,066)	997
LME Lead Forward	Feb-24	6	(318,608)	5,805
LME Lead Forward	Feb-24	6	(318,338)	8,790
LME Lead Forward	Mar-24	53	(2,817,281)	35,056
LME Nickel Forward	Dec-23	3	(304,173)	36,653
LME Nickel Forward	Dec-23	2	(197,256)	30,051
LME Nickel Forward	Dec-23	1	(98,646)	15,023
LME Nickel Forward	Dec-23	1	(98,790)	14,993
LME Nickel Forward	Dec-23	1	(98,826)	22,104
LME Nickel Forward	Dec-23	62	(6,132,792)	1,313,510
LME Nickel Forward	Dec-23	27	(2,670,732)	563,699
LME Nickel Forward	Dec-23	4	(396,048)	70,032
LME Nickel Forward	Dec-23	1	(99,024)	14,286
LME Nickel Forward	Jan-24	2	(198,186)	26,664
LME Nickel Forward	Jan-24	1	(99,129)	10,808
LME Nickel Forward	Jan-24	1	(99,200)	13,900
LME Nickel Forward	Jan-24	2	(198,471)	22,320
LME Nickel Forward	Jan-24	3	(297,759)	36,567
LME Nickel Forward	Jan-24	28	(2,781,576)	328,392
LME Nickel Forward	Jan-24	3	(298,131)	32,304
LME Nickel Forward	Jan-24	1	(99,447)	10,953
LME Nickel Forward	Jan-24	1	(99,464)	9,616
LME Nickel Forward	Jan-24	2	(198,964)	21,494
LME Nickel Forward	Jan-24	1	(99,499)	9,491
LME Nickel Forward	Jan-24	1	(99,569)	10,752
LME Nickel Forward	Feb-24	1	(99,604)	678
LME Nickel Forward	Feb-24	1	(99,727)	683
LME Nickel Forward	Feb-24	1	(99,783)	702
LME Nickel Forward	Feb-24	2	(199,572)	1,404
LME Nickel Forward	Feb-24	24	(2,395,440)	94,320
LME Nickel Forward	Feb-24	4	(399,380)	(12,116)
LME Nickel Forward	Feb-24	2	(199,715)	499
LME Nickel Forward	Mar-24	79	(7,920,066)	579,385
LME Tin Forward	Dec-23	1	(115,294)	7,536
LME Tin Forward	Jan-24	1	(115,429)	5,271
LME Tin Forward	Jan-24	1	(115,444)	6,831
LME Tin Forward	Feb-24	1	(116,230)	3,165
LME Tin Forward Spot	Mar-24	1	(116,480)	1,366
LME Zinc Forward	Dec-23	3	(185,250)	11,306
LME Zinc Forward	Dec-23	1	(61,823)	3,765
LME Zinc Forward	Dec-23	1	(61,831)	1,082
LME Zinc Forward	Dec-23	1	(61,861)	914
LME Zinc Forward	Dec-23	668	(41,328,325)	(663,861)
LME Zinc Forward	Dec-23	64	(3,959,600)	142,182
LME Zinc Forward	Dec-23	4	(246,700)	(450)
LME Zinc Forward	Dec-23	4	(246,650)	15,400
LME Zinc Forward	Dec-23	4	(246,675)	18,225
LME Zinc Forward	Jan-24	1	(61,700)	1,775
LME Zinc Forward	Jan-24	1	(61,693)	608
LME Zinc Forward	Jan-24	2	(123,370)	2,493
LME Zinc Forward	Jan-24	5	(308,500)	(2,613)
LME Zinc Forward	Jan-24	73	(4,508,206)	44,348
LME Zinc Forward	Jan-24	55	(3,396,594)	(48,020)
LME Zinc Forward	Jan-24	4	(247,025)	(5,700)
LME Zinc Forward	Jan-24	4	(246,825)	(4,809)
LME Zinc Forward	Jan-24	1	(61,713)	(997)
LME Zinc Forward	Jan-24	1	(61,756)	1,574
LME Zinc Forward	Feb-24	10	(617,625)	11,550
LME Zinc Forward	Feb-24	5	(308,853)	2,110
LME Zinc Forward	Feb-24	1	(61,819)	2,106
LME Zinc Forward	Feb-24	5	(309,094)	9,544
LME Zinc Forward	Feb-24	41	(2,535,594)	76,505
LME Zinc Forward	Feb-24	4	(247,375)	7,000
LME Zinc Forward	Mar-24	192	(11,893,200)	481,182
Long Gilt Futures	Mar-24	561	(68,472,157)	(301,510)
MAIZE Futures	Mar-24	6	(65,065)	2,449
Milk Futures	Dec-23	8	(257,600)	9,100
Mill Wheat Euro	Dec-23	12	(144,334)	8,477
Mill Wheat Euro	Mar-24	419	(5,159,397)	163,397
Mill Wheat Euro	May-24	15	(188,378)	5,048
Mill Wheat Euro	Sep-24	7	(88,100)	1,538
Mini H-Shares Index Futures	Dec-23	1	(7,502)	131
Mini HSI Index Futures	Dec-23	28	(611,094)	19,013
MSCI China A 50 Connect Index	Dec-23	1	(45,940)	1,900
MSCI EAFE Index Futures	Dec-23	15	(1,594,950)	(92,430)
MSCI Emerging Markets Index Futures	Dec-23	182	(8,982,610)	(237,445)
MSCI Singapore Exchange ETS	Dec-23	678	(13,725,230)	71,070
MXN Currency Futures	Dec-23	51	(1,462,935)	(3,487)
Nasdaq 100 E-Mini	Dec-23	6	(1,918,260)	(4,909)
Natural Gas Futures	Jan-24	882	(24,713,640)	2,316,540
Natural Gas Futures	Feb-24	519	(14,339,970)	1,467,860
Natural Gas Futures	Mar-24	157	(4,140,090)	734,590
Natural Gas Futures	Apr-24	116	(3,010,200)	512,150
Natural Gas Futures	Oct-24	22	(675,840)	23,890
Nikkei 225 (Singapore Exchange)	Dec-23	5	(564,464)	(287)
NY Harbor Ultra-Low Sulfur Diesel Futures	Jan-24	4	(462,706)	(2,037)
NZD Currency Futures	Dec-23	142	(8,747,910)	(331,095)
OAT Futures	Mar-24	3	(55,500)	2,213
OMX Stockholm 30 Index Futures	Dec-23	1,058	(22,511,924)	(282,714)
Palladium Futures	Mar-24	54	(5,510,160)	288,400
Phelix DE Baseload Futures	Apr-24	2	(425,769)	8,463
Phelix DE Baseload Futures	Jan-25	2	(1,961,584)	115,662
Platinum Futures	Jan-24	170	(7,955,150)	(383,005)
Rapeseed Euro	Feb-24	69	(1,692,705)	(47,268)
Rapeseed Euro	May-24	8	(196,909)	(3,919)
Red Wheat Futures (Minneapolis Grain Exchange)	Mar-24	79	(2,881,525)	38,625
Red Wheat Futures (Minneapolis Grain Exchange)	May-24	11	(406,588)	650
Rubber TSR20 Futures	Jan-24	1	(7,275)	55
Russell 2000 E-Mini	Dec-23	201	(18,212,610)	(745,990)
S&P 500 E-Mini Futures	Dec-23	132	(30,206,550)	(1,172,342)
S&P Mid 400 E-Mini	Dec-23	22	(5,648,720)	(213,180)
S&P/TSX 60 IX Futures	Dec-23	2	(359,601)	(516)
SA Rand Currency Futures	Dec-23	2	(52,950)	600
Short BTP Future	Dec-23	232	(26,599,064)	(215,555)
Silver Futures	Mar-24	16	(2,052,800)	(118,930)
Soybean Futures	Mar-24	18	(1,226,025)	(38,925)
Soybean Oil Futures	Jan-24	253	(7,933,068)	(276,478)
Soybean Oil Futures	Mar-24	781	(24,390,630)	82,452
Soybean Oil Futures	May-24	23	(717,324)	5,970
Soybean Oil Futures	Dec-24	15	(453,330)	(4,074)
SPI 200 Futures	Dec-23	625	(73,240,090)	(1,824,498)
STOXX Europe 600 ESG-X Index	Dec-23	7	(131,055)	(3,494)
Sugar No. 11 (World)	Mar-24	570	(16,623,936)	695,397
U.S. Treasury 10-Year Notes (Chicago Board of Trade)	Mar-24	1,798	(197,414,781)	(376,437)
U.S. Treasury 2-Year Notes (Chicago Board of Trade)	Mar-24	1,550	(316,914,453)	(794,180)
U.S. Treasury 3-Year Notes (Chicago Board of Trade)	Mar-24	4	(834,750)	(4,672)
U.S. Treasury 5-Year Notes (Chicago Board of Trade)	Mar-24	1,766	(188,699,859)	(468,743)
U.S. Treasury Long Bond (Chicago Board of Trade)	Mar-24	931	(108,403,313)	(224,086)
U.S. Treasury Ultra 10-Year Notes	Mar-24	205	(23,270,703)	(99,462)
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)	Mar-24	144	(17,712,000)	(101,735)
UK Natural Gas Futures	Jan-24	45	(1,886,687)	237,360
UK Natural Gas Futures	Feb-24	5	(199,494)	15,578
Wheat (Chicago Board of Trade)	Mar-24	1,100	(32,890,000)	(17,561)
Wheat (Chicago Board of Trade)	May-24	111	(3,400,763)	11,125
Wheat (Chicago Board of Trade)	Jul-24	3	(93,713)	(313)
Wheat (Chicago Board of Trade)	Dec-24	43	(1,407,713)	(40,013)
WTI Crude Futures	Jan-24	191	(14,508,360)	(93,609)
WTI Crude Futures	Feb-24	1	(76,050)	(1,680)
WTI Crude Futures	Mar-24	26	(1,975,740)	37,290
WTI Crude Futures	Dec-24	3	(219,960)	5,750
WTI Crude Futures IPE	Jan-24	2	(151,920)	(4,010)
WTI Crude Futures IPE	Feb-24	1	(76,050)	(1,170)
WTI Crude Futures IPE	Mar-24	1	(75,990)	(300)
				$ (22,966,234)
Total Futures Contracts				$ (1,969,083)
Forward foreign currency contracts outstanding as of November 30, 2023 were as follows:

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION DATE	COUNTERPARTY	UNREALIZED APPRECIATION/ (DEPRECIATION)
AUD	20,232,554	NZD	21,736,719	Dec 01 2023	BOA	$ (16,448)
AUD	141,576,287	USD	94,079,301	Dec 01 2023	BOA	(529,839)
AUD	61,520,563	USD	40,708,990	Dec 04 2023	BOA	(54,320)
AUD	53,800,000	CAD	48,067,932	Dec 06 2023	BOA	128,885
AUD	22,000,000	JPY	2,118,448,200	Dec 06 2023	BOA	237,300
AUD	209,727,000	USD	134,192,102	Dec 20 2023	BOA	4,479,486
AUD	31,165,000	USD	20,199,799	Dec 22 2023	BOA	408,000
AUD	3,300,000	USD	2,191,679	Jan 17 2024	BOA	(7,743)
BRL	38,187,230	USD	7,672,787	Dec 04 2023	BOA	81,021
BRL	90,109,149	USD	18,300,000	Dec 20 2023	BOA	(38,315)
BRL	17,693,280	USD	3,600,000	Dec 22 2023	BOA	(15,050)
BRL	489,472	USD	100,000	Jan 03 2024	BOA	(958)
CAD	600,000	JPY	64,983,833	Dec 01 2023	BOA	3,796
CAD	3,806,799	USD	2,800,000	Dec 01 2023	BOA	5,440
CAD	400,000	JPY	43,366,800	Dec 04 2023	BOA	2,108
CAD	46,722,727	AUD	52,800,000	Dec 06 2023	BOA	(459,428)
CAD	20,800,000	JPY	2,276,381,290	Dec 06 2023	BOA	(38,523)
CAD	54,220,082	USD	39,701,414	Dec 20 2023	BOA	269,520
CAD	34,542,000	USD	25,324,571	Dec 22 2023	BOA	140,741
CHF	28,688,635	USD	32,669,006	Dec 01 2023	BOA	95,180
CHF	1,519,577	GBP	1,375,000	Dec 04 2023	BOA	81
CHF	46,770,283	USD	53,555,524	Dec 04 2023	BOA	(124,429)
CHF	23,130,077	EUR	24,000,000	Dec 06 2023	BOA	299,531
CHF	4,005,809	GBP	3,625,000	Dec 06 2023	BOA	711
CHF	11,500,000	JPY	1,933,113,063	Dec 06 2023	BOA	89,858
CHF	11,500,000	USD	12,784,583	Dec 06 2023	BOA	355,909
CHF	19,181,682	EUR	19,950,000	Dec 20 2023	BOA	220,298
CHF	33,093,898	USD	37,290,375	Dec 20 2023	BOA	590,548
CHF	31,775,000	USD	35,841,492	Dec 22 2023	BOA	538,964
CLP	554,214,864	USD	600,000	Dec 04 2023	BOA	35,292
CLP	619,213,169	USD	700,000	Dec 11 2023	BOA	9,443
CLP	525,173,736	USD	600,000	Dec 15 2023	BOA	1,517
CLP	659,300,137	USD	750,000	Dec 20 2023	BOA	4,853
CLP	262,616,000	USD	300,000	Dec 22 2023	BOA	632
CLP	438,881,280	USD	500,000	Dec 26 2023	BOA	2,259
CNH	3,500,000	USD	491,173	Dec 01 2023	BOA	(1,360)
CNH	2,500,000	USD	350,459	Dec 04 2023	BOA	(509)
CNH	12,290,798	USD	1,707,271	Dec 06 2023	BOA	13,473
CNH	90,602,493	USD	12,612,372	Dec 20 2023	BOA	86,499
COP	1,235,894,241	USD	300,000	Dec 04 2023	BOA	7,528
COP	1,196,217,713	USD	300,000	Dec 18 2023	BOA	(3,330)
COP	24,092,958,652	USD	5,950,000	Dec 20 2023	BOA	22,208
COP	811,854,000	USD	200,000	Jan 04 2024	BOA	540
CZK	52,428,568	EUR	2,150,000	Dec 20 2023	BOA	3,750
EUR	300,000	GBP	258,640	Dec 01 2023	BOA	39
EUR	171,081	NOK	2,000,000	Dec 01 2023	BOA	1,378
EUR	439,661	SEK	5,000,000	Dec 01 2023	BOA	2,556
EUR	153,728,184	USD	168,868,327	Dec 01 2023	BOA	(1,529,392)
EUR	800,000	GBP	691,378	Dec 04 2023	BOA	(1,915)
EUR	263,006	SEK	3,000,000	Dec 04 2023	BOA	674
EUR	168,789,615	USD	184,786,830	Dec 04 2023	BOA	(1,031,098)
EUR	11,000,000	AUD	18,491,201	Dec 06 2023	BOA	(243,999)
EUR	14,125,000	CAD	20,909,264	Dec 06 2023	BOA	(31,432)
EUR	17,800,000	GBP	15,521,607	Dec 06 2023	BOA	(216,089)
EUR	11,800,000	JPY	1,912,063,268	Dec 06 2023	BOA	(61,233)
EUR	11,125,000	NOK	132,263,860	Dec 06 2023	BOA	(114,075)
EUR	21,000,000	SEK	243,981,562	Dec 06 2023	BOA	(369,217)
EUR	13,125,000	USD	14,315,275	Dec 06 2023	BOA	(25,383)
EUR	7,950,000	CHF	7,655,734	Dec 20 2023	BOA	(101,415)
EUR	3,050,000	CZK	74,942,631	Dec 20 2023	BOA	(30,703)
EUR	5,350,000	GBP	4,679,914	Dec 20 2023	BOA	(80,316)
EUR	2,050,000	HUF	782,143,983	Dec 20 2023	BOA	(1,250)
EUR	56,450,000	JPY	9,076,313,564	Dec 20 2023	BOA	79,550
EUR	47,660,544	NOK	562,782,532	Dec 20 2023	BOA	(119,219)
EUR	10,669,652	PLN	47,380,806	Dec 20 2023	BOA	(209,615)
EUR	44,824,207	SEK	529,244,484	Dec 20 2023	BOA	(1,601,808)
EUR	218,933,000	USD	233,964,127	Dec 20 2023	BOA	4,568,703
EUR	24,547,000	USD	26,462,278	Dec 22 2023	BOA	285,025
EUR	1,900,000	USD	2,080,221	Jan 17 2024	BOA	(7,406)
GBP	259,153	EUR	300,000	Dec 01 2023	BOA	609
GBP	117,513,550	USD	149,082,626	Dec 01 2023	BOA	(726,734)
GBP	1,250,000	CHF	1,383,579	Dec 04 2023	BOA	(2,524)
GBP	2,000,000	USD	2,531,267	Dec 04 2023	BOA	(6,311)
GBP	12,125,000	AUD	23,402,267	Dec 06 2023	BOA	(158,154)
GBP	125,000	CHF	137,310	Dec 06 2023	BOA	914
GBP	2,435,479	EUR	2,800,000	Dec 06 2023	BOA	26,262
GBP	11,750,000	JPY	2,187,041,344	Dec 06 2023	BOA	69,350
GBP	1,000,000	USD	1,228,899	Dec 06 2023	BOA	33,593
GBP	26,992,411	EUR	31,100,000	Dec 20 2023	BOA	198,785
GBP	71,494,000	USD	88,461,006	Dec 20 2023	BOA	1,813,608
GBP	27,736,000	USD	34,440,352	Dec 22 2023	BOA	582,369
HUF	492,785,540	EUR	1,300,000	Dec 06 2023	BOA	(5,326)
HUF	2,583,258,300	USD	7,300,000	Dec 06 2023	BOA	91,719
HUF	5,724,572,205	EUR	15,000,000	Dec 20 2023	BOA	13,622
HUF	3,013,500,000	USD	8,126,536	Dec 20 2023	BOA	483,762
IDR	19,435,341,139	USD	1,250,000	Dec 20 2023	BOA	2,853
IDR	3,094,127,000	USD	200,000	Dec 22 2023	BOA	(548)
ILS	2,604,567	USD	700,000	Dec 06 2023	BOA	(1,766)
ILS	17,346,386	USD	4,600,000	Dec 20 2023	BOA	53,009
INR	1,417,070,847	USD	17,000,000	Dec 04 2023	BOA	(8,925)
INR	1,811,753,857	USD	21,798,731	Dec 18 2023	BOA	(81,984)
INR	129,156,028	USD	1,550,000	Dec 20 2023	BOA	(1,928)
INR	474,882,630	USD	5,700,000	Dec 22 2023	BOA	(8,282)
JPY	65,153,696	CAD	600,000	Dec 01 2023	BOA	(2,650)
JPY	12,508,124,040	USD	85,088,864	Dec 01 2023	BOA	(709,829)
JPY	314,848,095	USD	2,140,844	Dec 04 2023	BOA	(15,924)
JPY	38,923,496	AUD	400,000	Dec 06 2023	BOA	(1,572)
JPY	259,718,146	CAD	2,400,000	Dec 06 2023	BOA	(15,412)
JPY	42,063,620	CHF	250,000	Dec 06 2023	BOA	(1,687)
JPY	46,411,884	GBP	250,000	Dec 06 2023	BOA	(2,292)
JPY	53,947,316	NZD	600,000	Dec 06 2023	BOA	(5,281)
JPY	694,963,498	EUR	4,300,000	Dec 20 2023	BOA	18,222
JPY	14,410,023,254	USD	97,191,870	Dec 20 2023	BOA	328,196
JPY	2,956,588,000	USD	19,826,332	Dec 22 2023	BOA	189,442
JPY	582,725,612	USD	3,986,549	Jan 17 2024	BOA	(24,086)
KRW	18,119,794,080	USD	13,828,513	Dec 04 2023	BOA	219,379
KRW	17,675,609,225	USD	13,400,000	Dec 07 2023	BOA	305,848
KRW	15,282,482,736	USD	11,700,000	Dec 08 2023	BOA	150,948
KRW	15,166,924,176	USD	11,700,000	Dec 18 2023	BOA	68,836
KRW	12,350,358,530	USD	9,550,000	Dec 20 2023	BOA	34,533
KRW	1,354,364,663	USD	1,049,025	Dec 21 2023	BOA	2,101
KRW	1,163,127,450	USD	900,000	Dec 22 2023	BOA	2,764
KRW	6,464,852,036	USD	5,000,000	Dec 26 2023	BOA	18,988
MXN	2,500,000	USD	143,651	Dec 01 2023	BOA	265
MXN	167,500,000	USD	9,604,465	Dec 06 2023	BOA	30,017
MXN	411,896,737	USD	23,577,453	Dec 20 2023	BOA	59,837
MXN	523,282,000	USD	29,620,803	Dec 22 2023	BOA	398,575
NOK	2,000,000	EUR	171,104	Dec 01 2023	BOA	(1,403)
NOK	12,191,724	USD	1,144,160	Dec 01 2023	BOA	(17,341)
NOK	3,001,142	USD	280,662	Dec 04 2023	BOA	(3,255)
NOK	138,524,257	EUR	11,879,588	Dec 20 2023	BOA	(132,275)
NOK	251,353,973	USD	23,130,964	Dec 20 2023	BOA	114,435
NOK	23,027,397	USD	2,161,300	Jan 17 2024	BOA	(29,913)
NZD	21,745,786	AUD	20,232,554	Dec 01 2023	BOA	22,034
NZD	5,500,000	USD	3,402,052	Dec 01 2023	BOA	(15,138)
NZD	1,255,706	AUD	1,167,446	Dec 04 2023	BOA	1,787
NZD	1,500,000	USD	924,198	Dec 04 2023	BOA	(489)
NZD	22,825,557	AUD	21,232,554	Dec 06 2023	BOA	24,191
NZD	26,800,000	JPY	2,378,793,748	Dec 06 2023	BOA	444,183
NZD	92,625,000	USD	55,512,796	Dec 20 2023	BOA	1,531,084
NZD	26,272,000	USD	15,761,137	Dec 22 2023	BOA	418,893
PEN	11,494,041	USD	3,050,000	Dec 20 2023	BOA	21,654
PHP	199,758,577	USD	3,600,000	Dec 20 2023	BOA	(429)
PHP	38,797,200	USD	700,000	Dec 22 2023	BOA	(883)
PLN	12,685,832	USD	3,212,576	Dec 01 2023	BOA	(41,862)
PLN	7,506,211	EUR	1,700,000	Dec 06 2023	BOA	25,143
PLN	50,644,171	USD	12,400,000	Dec 06 2023	BOA	257,479
PLN	170,102,244	EUR	37,998,994	Dec 20 2023	BOA	1,086,168
PLN	122,630,000	USD	28,851,464	Dec 20 2023	BOA	1,778,235
SEK	5,000,000	EUR	439,765	Dec 01 2023	BOA	(2,669)
SEK	9,016,863	USD	871,071	Dec 01 2023	BOA	(12,608)
SEK	3,000,000	EUR	263,021	Dec 04 2023	BOA	(691)
SEK	6,298,213	USD	602,341	Dec 04 2023	BOA	(2,642)
SEK	56,812,565	EUR	5,000,000	Dec 06 2023	BOA	(33,815)
SEK	99,199,391	NOK	101,500,000	Dec 06 2023	BOA	63,570
SEK	93,882,668	USD	9,000,000	Dec 06 2023	BOA	(60,062)
SEK	467,140,829	EUR	40,612,077	Dec 20 2023	BOA	272,327
SEK	302,761,634	USD	28,355,024	Dec 20 2023	BOA	499,231
SEK	17,337,413	USD	1,673,315	Jan 17 2024	BOA	(18,709)
SGD	36,540,179	USD	27,000,000	Dec 06 2023	BOA	323,379
SGD	3,810,548	USD	2,850,000	Dec 20 2023	BOA	1,369
THB	40,026,387	USD	1,150,000	Dec 20 2023	BOA	(10,039)
TRY	246,860,876	USD	8,500,000	Dec 06 2023	BOA	13,753
TRY	1,500,000	USD	51,139	Dec 20 2023	BOA	(117)
TWD	6,483,825	USD	200,000	Dec 04 2023	BOA	7,644
TWD	296,567,040	USD	9,400,000	Dec 18 2023	BOA	113,337
TWD	369,261,392	USD	11,817,422	Dec 20 2023	BOA	30,658
TWD	31,637,947	USD	1,000,000	Dec 21 2023	BOA	15,253
TWD	13,385,415	USD	428,364	Dec 22 2023	BOA	1,222
TWD	145,116,808	USD	4,653,035	Dec 26 2023	BOA	6,517
TWD	3,917,662	USD	125,117	Dec 27 2023	BOA	690
TWD	20,705,583	USD	667,422	Jan 04 2024	BOA	(1,858)
USD	94,274,687	AUD	141,576,287	Dec 01 2023	BOA	725,224
USD	13,031,589	AUD	19,632,820	Dec 04 2023	BOA	57,621
USD	11,204,068	AUD	17,600,000	Dec 06 2023	BOA	(427,253)
USD	49,875,955	AUD	77,532,000	Dec 20 2023	BOA	(1,388,238)
USD	29,932,186	AUD	46,614,000	Dec 22 2023	BOA	(891,236)
USD	7,762,855	BRL	38,173,630	Dec 04 2023	BOA	11,808
USD	50,000	BRL	247,171	Dec 20 2023	BOA	(92)
USD	100,000	BRL	492,150	Dec 22 2023	BOA	282
USD	88,129,761	CAD	119,792,150	Dec 01 2023	BOA	(151,697)
USD	22,798,298	CAD	31,200,000	Dec 06 2023	BOA	(196,026)
USD	195,273,089	CAD	267,537,555	Dec 20 2023	BOA	(1,955,052)
USD	54,659,743	CAD	74,508,000	Dec 22 2023	BOA	(269,604)
USD	448,980	CAD	610,178	Jan 17 2024	BOA	(1,047)
USD	32,843,314	CHF	28,688,635	Dec 01 2023	BOA	79,128
USD	209,267,225	CHF	187,304,711	Dec 20 2023	BOA	(5,131,074)
USD	54,332,102	CHF	48,739,000	Dec 22 2023	BOA	(1,471,109)
USD	600,000	CLP	531,426,000	Dec 04 2023	BOA	(9,169)
USD	700,000	CLP	624,130,562	Dec 11 2023	BOA	(15,077)
USD	600,000	CLP	554,730,000	Dec 15 2023	BOA	(35,370)
USD	5,900,000	CLP	5,269,576,158	Dec 20 2023	BOA	(133,303)
USD	500,000	CLP	439,202,000	Dec 22 2023	BOA	(2,780)
USD	400,000	CLP	350,206,626	Dec 28 2023	BOA	(718)
USD	600,000	CLP	525,828,744	Dec 29 2023	BOA	(1,625)
USD	491,182	CNH	3,500,000	Dec 01 2023	BOA	1,369
USD	350,358	CNH	2,500,000	Dec 04 2023	BOA	408
USD	17,507,271	CNH	126,797,189	Dec 06 2023	BOA	(244,673)
USD	32,821,341	CNH	238,102,194	Dec 20 2023	BOA	(551,128)
USD	300,000	COP	1,198,527,357	Dec 04 2023	BOA	1,770
USD	300,000	COP	1,209,581,931	Dec 18 2023	BOA	16
USD	168,232,403	EUR	153,728,057	Dec 01 2023	BOA	893,606
USD	327,848	EUR	300,000	Dec 04 2023	BOA	1,248
USD	937,290	EUR	875,000	Dec 06 2023	BOA	(15,369)
USD	197,684,789	EUR	185,947,000	Dec 20 2023	BOA	(4,908,990)
USD	37,923,539	EUR	35,574,000	Dec 22 2023	BOA	(839,184)
USD	149,144,688	GBP	117,514,063	Dec 01 2023	BOA	788,148
USD	114,810,502	GBP	90,507,336	Dec 04 2023	BOA	546,959
USD	59,700,196	GBP	48,377,000	Dec 20 2023	BOA	(1,384,860)
USD	46,203,618	GBP	37,758,000	Dec 22 2023	BOA	(1,474,053)
USD	6,350,000	IDR	99,427,800,883	Dec 20 2023	BOA	(59,379)
USD	300,000	IDR	4,674,700,000	Dec 22 2023	BOA	(1,339)
USD	7,600,000	ILS	29,453,671	Dec 06 2023	BOA	(295,964)
USD	8,600,000	ILS	33,236,694	Dec 20 2023	BOA	(315,438)
USD	17,009,527	INR	1,417,070,847	Dec 04 2023	BOA	18,451
USD	20,000,000	INR	1,668,850,000	Dec 15 2023	BOA	(5,147)
USD	21,798,731	INR	1,815,709,946	Dec 18 2023	BOA	34,564
USD	17,900,258	INR	1,490,887,432	Dec 20 2023	BOA	30,396
USD	1,153,232	INR	96,055,221	Dec 21 2023	BOA	1,934
USD	2,100,000	INR	175,116,400	Dec 22 2023	BOA	1,138
USD	8,229,753	INR	686,453,244	Dec 26 2023	BOA	2,978
USD	266,757	INR	22,260,106	Dec 29 2023	BOA	(1)
USD	85,165,735	JPY	12,508,293,899	Dec 01 2023	BOA	785,553
USD	84,251,864	JPY	12,381,555,153	Dec 04 2023	BOA	688,338
USD	16,614,866	JPY	2,512,500,000	Dec 06 2023	BOA	(347,268)
USD	305,953,976	JPY	45,504,998,619	Dec 20 2023	BOA	(2,001,839)
USD	52,255,479	JPY	7,664,196,000	Dec 22 2023	BOA	369,720
USD	13,600,000	KRW	18,119,794,080	Dec 04 2023	BOA	(447,892)
USD	13,400,000	KRW	17,551,589,340	Dec 07 2023	BOA	(209,681)
USD	11,700,000	KRW	15,179,859,223	Dec 08 2023	BOA	(71,368)
USD	11,700,000	KRW	15,275,452,725	Dec 18 2023	BOA	(153,050)
USD	11,200,000	KRW	14,701,619,261	Dec 20 2023	BOA	(209,236)
USD	1,049,025	KRW	1,349,738,339	Dec 21 2023	BOA	1,490
USD	4,000,000	KRW	5,147,317,680	Dec 26 2023	BOA	3,880
USD	145,326	MXN	2,500,000	Dec 01 2023	BOA	1,411
USD	143,536	MXN	2,500,000	Dec 06 2023	BOA	(262)
USD	1,750,000	MXN	30,491,447	Dec 20 2023	BOA	204
USD	15,161,673	MXN	272,209,000	Dec 22 2023	BOA	(454,276)
USD	1,139,140	NOK	12,191,724	Dec 01 2023	BOA	12,321
USD	1,576	NOK	16,862	Dec 04 2023	BOA	17
USD	9,400,000	NOK	104,118,066	Dec 06 2023	BOA	(224,665)
USD	32,537,009	NOK	362,513,276	Dec 20 2023	BOA	(988,484)
USD	3,393,465	NZD	5,509,071	Dec 01 2023	BOA	965
USD	11,854,067	NZD	20,200,000	Dec 06 2023	BOA	(585,254)
USD	57,343,667	NZD	96,375,000	Dec 20 2023	BOA	(2,009,682)
USD	25,323,954	NZD	42,951,000	Dec 22 2023	BOA	(1,128,104)
USD	1,050,000	PEN	3,972,873	Dec 20 2023	BOA	(11,706)
USD	1,100,000	PHP	61,343,700	Dec 20 2023	BOA	(5,389)
USD	3,200,000	PLN	12,685,832	Dec 01 2023	BOA	29,285
USD	864,143	SEK	9,016,863	Dec 01 2023	BOA	5,680
USD	9,600,000	SEK	104,041,539	Dec 06 2023	BOA	(307,312)
USD	16,158,268	SEK	176,841,450	Dec 20 2023	BOA	(695,348)
USD	8,600,000	SGD	11,572,068	Dec 20 2023	BOA	(59,184)
USD	4,650,000	THB	163,808,011	Dec 20 2023	BOA	(15,293)
USD	8,500,000	TRY	248,448,275	Dec 06 2023	BOA	(68,499)
USD	391,590	TRY	11,500,000	Dec 20 2023	BOA	419
USD	8,500,000	TRY	254,960,620	Jan 10 2024	BOA	(9,050)
USD	203,144	TWD	6,483,825	Dec 04 2023	BOA	(4,500)
USD	9,400,000	TWD	299,667,300	Dec 18 2023	BOA	(212,788)
USD	14,967,422	TWD	476,748,469	Dec 20 2023	BOA	(329,477)
USD	1,000,000	TWD	31,122,986	Dec 21 2023	BOA	1,272
USD	1,028,364	TWD	32,331,734	Dec 22 2023	BOA	(9,277)
USD	4,653,035	TWD	144,749,507	Dec 26 2023	BOA	5,277
USD	125,117	TWD	3,890,231	Dec 27 2023	BOA	191
USD	5,467,422	TWD	169,654,843	Jan 04 2024	BOA	14,007
USD	53,047	ZAR	1,000,000	Dec 04 2023	BOA	17
USD	7,100,000	ZAR	133,313,766	Dec 06 2023	BOA	31,661
USD	4,284,075	ZAR	80,207,760	Dec 20 2023	BOA	36,940
ZAR	1,000,000	USD	53,064	Dec 04 2023	BOA	(35)
ZAR	78,389,253	USD	4,235,318	Dec 20 2023	BOA	(84,477)
Total Forward Foreign Currency Contracts						$ (11,520,987)

AUD	Australian Dollar	JSE	Johannesburg Stock Exchange
BOA	Bank of America	KRW	Korean Won
BRL	Brazilian Real	LME	London Mercantile Exchange
BUXL	German Bond	MIB	Milano Indice di Borsa
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNH	Chinese Yuan Renminbi	OMX	Stockholm Stock Exchange
COP	Colombian Peso	PHP	Philippine Peso
CZK	Czech Koruna	PLN	Polish Zloty
DAX	German Stock Exchange	RBOB	Reformulated Blendstock for Oxygenate Blending
DJIA	Dow Jones Industrial Average	RUB	Russian Ruble
EUR	Euro	SEK	Swedish Krona
FTSE	Financial Times Stock Exchange	SGD	Singapore Dollar
GBP	British Pound	THB	Thai Baht
HUF	Hungarian Forint	TRY	Turkish Lira
IBEX	Index of the Bolsa de Madrid	TSX	Toronto Stock Exchange
ICE	Intercontinental Exchange	TWD	Taiwan Dollar
ILS	Israeli New Shekel	USD	United States Dollar
INR	Indian Rupee	WTI	West Texas Intermediate
JPY	Japanese Yen	ZAR	South African Rand

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL FUTURES STRATEGY FUND

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2023 (UNAUDITED)

   CONSOLIDATION OF SUBSIDIARIES –  The Abbey Capital Futures Strategy Fund (the  "Fund") strategy is achieved by the Fund investing up to 25% of its total assets in Abbey Capital Master Offshore Fund Limited (the “Cayman Subsidiary”), a wholly-owned and controlled subsidiary of the Fund organized under the acts of the Cayman Islands. The Cayman Subsidiary invests all or substantially all of its assets in segregated portfolios of the Abbey Capital Offshore Fund SPC (the “SPC”), a wholly-owned subsidiary of the Cayman Subsidiary organized under the acts of the Cayman Islands. The Cayman Subsidiary serves solely as an intermediate entity through which the Fund invests in the SPC and makes no independent investment decisions and has no investment or other discretion over the Fund’s investable assets. The Fund may also invest a portion of its assets in segregated series of another wholly-owned subsidiary of the Fund, the Abbey Capital Onshore Series LLC (the “Onshore Subsidiary”), a Delaware series limited liability company. The consolidated financial statements of the Fund include the financial statements of the Cayman Subsidiary, the Onshore Subsidiary and SPC. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of November 30, 2023, the net assets of the Cayman Subsidiary and SPC were $592,973,464, which represented 22.76% of the Fund's net assets. As of November 30, 2023, the net assets of the Onshore Subsidiary were $626,188,392, which represented 24.03% of the Fund's net assets.

   PORTFOLIO VALUATION — The Fund's net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”)

market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 – Prices are determined using quoted prices in active markets for identical securities.
• Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2023, in valuing the Fund's investments carried at fair value:

ASSETS	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$ 2,202,934,519	$ 2,202,934,519	$ -	$ -
Commodity Contracts
Futures Contracts	35,519,819	35,519,819	-	-
Equity Contracts
Futures Contracts	12,361,120	12,361,120	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	30,531,634	-	30,531,634	-
Futures Contracts	2,707,031	2,707,031	-	-
Interest Rate Contracts
Futures Contracts	9,629,079	9,629,079	-	-
Total Assets	$ 2,293,683,202	$ 2,263,151,568	$ 30,531,634	$ -

LIABILITIES	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Commodity Contracts
Futures Contracts	$ (29,998,691)	$ (29,998,691)	$ -	$ -
Equity Contracts
Futures Contracts	(8,363,836)	(8,363,836)	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	(42,052,621)	-	(42,052,621)	-
Futures Contracts	(8,848,419)	(8,848,419)	-	-
Interest Rate Contracts
Futures Contracts	(14,975,186)	(14,975,186)	-	-
Total Liabilities	$ (104,238,753)	$ (62,186,132)	$ (42,052,621)	$ -

   At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

   Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

   For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets.

The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2023, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.